Apr. 29, 2016
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Vanguard Variable Insurance Fund Allocation Portfolios

Supplement to the Prospectus and Summary Prospectus Dated April 29, 2016

Important Changes to Vanguard Variable Insurance Fund Conservative Allocation Portfolio and Moderate Allocation Portfolio

The board of trustees of Vanguard Variable Insurance Fund has approved an increase in the international equity and international fixed income exposure of the Conservative Allocation Portfolio and the Moderate Allocation Portfolio. These changes will not affect the Portfolios’ overall allocations to stocks and bonds. The Portfolios are expected to implement these changes in the coming months.

The Portfolios’ target allocations will change as shown below:

Conservative Allocation Portfolio

Current Allocation		New Allocation
U.S. fixed income securities	48%	U.S. fixed income securities	42%
Large-cap U.S. stocks	22%	Large-cap U.S. stocks	19%
Foreign stocks	12%	Foreign stocks	16%
Foreign fixed income securities	12%	Foreign fixed income securities	18%
Small- and mid-cap U.S. stocks	6%	Small- and mid-cap U.S. stocks	5%

Moderate Allocation Portfolio

Current Allocation		New Allocation
Large-cap U.S. stocks	34%	Large-cap U.S. stocks	29%
U.S. fixed income securities	32%	U.S. fixed income securities	28%
Foreign stocks	18%	Foreign stocks	24%
Foreign fixed income securities	8%	Foreign fixed income securities	12%
Small- and mid-cap U.S. stocks	8%	Small- and mid-cap U.S. stocks	7%

The Portfolios’ expense ratios are not expected to increase as a result of these changes.

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PS 710 032017